Third Party Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Rental Income to be Received

As of December 31, 2016, approximate future minimum rental income to be received under non-cancelable operating leases, in excess of one-year, is as follows:

Year ending December 31,	Operating lease income
(in thousands)
2017	$4,450
2018	4,066
2019	3,859
2020	3,522
2021	3,102
Thereafter	3,664
$22,663

Operating Ground Lease Commitments

options at fair market value at the conclusion of the initial lease terms. The leases extend for varying periods through 2096.

Year ending December 31,	Operating ground lease commitments
(in thousands)
2017	$4,637
2018	4,448
2019	4,448
2020	4,413
2021	4,453
Thereafter	104,210
$126,609